Auditor's Remuneration - Summary of Auditor's Remuneration (Detail) - Continuing Operations [member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deloitte Ireland (statutory auditor) [member]
Auditor's remuneration [abstract]
Audit fees	[1],[2]	$ 6
Total		6
EY Ireland (statutory auditor) [member]
Auditor's remuneration [abstract]
Audit fees	[1],[2]		$ 4	$ 5
Total			4	5
Deloitte Ireland (network firms) [member]
Auditor's remuneration [abstract]
Audit fees	[1],[2]	12
Total		12
EY (network firms) [member]
Auditor's remuneration [abstract]
Audit fees	[1],[2]		16	16
Other audit-related assurance fees	[3],[4]			1
Tax advisory services	[4]		1
Total			17	17
Auditor's Remuneration from Continuing Operations [member]
Auditor's remuneration [abstract]
Audit fees	[1],[2]	18	20	21
Other audit-related assurance fees	[3],[4]			1
Tax advisory services	[4]		1
Total		$ 18	$ 21	$ 22

[1]	Audit fees in 2019 and 2018, including discontinued operations, amounted to $20 million and $23 million respectively.
[2]	Audit of the Group accounts includes the audit of internal control over financial reporting and parent and subsidiary statutory audit fees, but excludes $3 million (2019: $3 million; 2018: $3 million) paid to auditors other than Deloitte (2020) and EY (2019 and 2018).
[3]	Other assurance services include attestation and due diligence services that are closely related to the performance of the audit.
[4]	Other audit-related assurance fees in 2019 and 2018, including discontinued operations, amounted to $nil million and $1 million respectively. Tax advisory services for the same years, including discontinued operations, amounted to $1 million and $nil million respectively.